Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	Ads-Tec Energy Public Ltd Co
Trading Symbol	ADSE
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	48,807,898
Amendment Flag	false
Entity Central Index Key	0001879248
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-41188
Contact Personnel Name	Not applicable
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	10 Earlsfort TerraceDublin 2
Entity Address, Postal Zip Code	D02 T380
Entity Address, Country	IE
Entity Address, City or Town	Ireland
Title of 12(b) Security	Ordinary Shares, $0.0001 nominal value per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Document Shell Company Report	false
Auditor Firm ID	1010
Auditor Name	BDO AG Wirtschaftsprüfungsgesellschaft
Auditor Location	Frankfurt am Main, Germany
Business Contact [Member]
Document Information Line Items
Contact Personnel Name	Thomas Speidel
Entity Address, Address Line One	10 Earlsfort TerraceDublin 2
Entity Address, Postal Zip Code	D02 T380
Entity Address, Country	IE
Entity Address, City or Town	Ireland
City Area Code	+353 1
Local Phone Number	920 1000